Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	2,904,001	1,426,613	1,168,923
Common stock, shares outstanding	2,904,001	1,426,613	1,168,923
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares, outstanding